Average Annual Total Returns{- Fidelity® Growth Company Fund} - 11.30 Fidelity Growth Company Fund - K PRO-08 - Fidelity® Growth Company Fund	Fidelity Growth Company Fund-Class K Return Before Taxes Past 1 year	Fidelity Growth Company Fund-Class K Return Before Taxes Past 5 years	Fidelity Growth Company Fund-Class K Return Before Taxes Past 10 years	RS007 Past 1 year	RS007 Past 5 years	RS007 Past 10 years
Total	22.73%	30.11%	23.12%	25.85%	24.56%	19.39%